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                                              Rule 497(d)
                                              Reg. No. 33-54284



                       National Municipal Trust Multistate Series 56


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.